Income Taxes	12 Months Ended
Dec. 31, 2020
Income Taxes
Income Taxes

7.           Income Taxes

The Company and its subsidiaries are subject to taxation in various jurisdictions including Hong Kong. Pursuant to the rules and regulations of the Cayman Islands, the Company is not subject to any income tax in the Cayman Islands. The income of its subsidiaries which are incorporated in the BVI is not subject to taxation in the BVI under the current BVI law. The subsidiaries operating in Hong Kong are subject to income taxes as described below.

The subsidiaries operating in Hong Kong were subject to a two-tiered profits tax rates regime at the rate of 8.25% for the first HK$2,000 assessable profits and at 16.5% over HK$2,000 assessable profits for the years ended December 31, 2018, 2019 and 2020, respectively.

As of December 31, 2019 and 2020, board of directors considered that the Company had accounted for the uncertain tax positions affecting its consolidated financial position, results of operations or cash flows, and will continue to evaluate for any uncertain position in future.  The Company’s tax positions related to open tax years are subject to examination by the relevant tax authorities.

The provision for income taxes consists of the following:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2018	2019	2020
	HK$	HK$	HK$

Current tax
- Hong Kong	—	138	147
- Other countries	2,435	591	632
	2,435	729	779

Reconciliations between the provision for income taxes computed by applying the Hong Kong profits tax to income before income tax expense are as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2018	2019	2020
	HK$	HK$	HK$

Provision for income taxes at Hong Kong profits tax rates	40	(2,867)	76
Current tax in other jurisdictions	2,039	591	632
Effect of income not chargeable for tax purpose	(12)	—	(15)
Effect of expenses not deductible for tax purpose	—	—	60
Tax effect of unused tax losses not recognized	368	3,005	26
	2,435	729	779